Finance Lease Liabilities (Details) - Schedule of Maturity Analysis of Financial Lease Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Maturity Analysis of Financial Lease Liabilities [Abstract]
Discount rate at commencement	4.90%	4.90%
One year	$ 73,640	$ 79,285
Two years	73,640	79,285
Three years	73,640	79,285
Four years	73,640	79,285
Five years	73,640	79,285
Beyond five years	18,410	99,106
Total undiscounted cash flows	386,610	495,531
Total financing lease liabilities	340,279	426,095
Difference between undiscounted cash flows and discounted cash flows	$ 46,331	$ 69,436